SHORT-TERM INVESTMENTS - Narrative (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Investments, Debt and Equity Securities [Abstract]
Marketable securities	$ 1,041,589	$ 1,012,282
Short-term bank deposits	$ 4,506	$ 9,332